Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Additional paid-in capital	Treasury stock	Accumulated other comprehensive income	Accumulated Deficit	Noncontrolling interest	Multiple Voting Shares	Subordinate, Restricted, and Limited Voting Shares	Exchangeable Shares	Total
Balance, Beginning at Dec. 31, 2022	$ 1,349,713	$ (8,987)	$ 3,266	$ (510,668)	$ 2,000				$ 835,324
Balance, Beginning (Shares) at Dec. 31, 2022						3,696,000	60,909,000	6,044,000
Treasury stock, balance beginning at Dec. 31, 2022		(645,000)
Consolidated Statements of Shareholders' Equity
Stock-based compensation	16,412								16,412
Stock-based compensation (Shares)							3,262,000
Tax withholding on stock-based compensation awards	(366)								(366)
Tax withholding on stock-based compensation awards (Shares)							(93,000)
Shares issued for consulting services	79								79
Shares issued for consulting services (Shares)							66,000
Acquisition of variable interest entity	115				(6,059)				(5,944)
Acquisition of variable interest entity (Shares)								233,000
Share issuance - earn-out consideration	4,647								4,647
Share issuance - earn-out consideration (Shares)								3,798,000
Conversion of Exchangeable Shares (Shares)							430,000	(430,000)
Retirement of Treasury Shares									0
Net loss				(272,433)	(7,067)				(279,500)
Balance, Ending at Dec. 31, 2023	1,370,600	$ (8,987)	3,266	(783,101)	(11,126)				$ 570,652
Balance, Ending (Shares) at Dec. 31, 2023						3,696,486	64,574,077	9,645,016
Treasury stock, balance ending at Dec. 31, 2023		(645,000)							645,300
Consolidated Statements of Shareholders' Equity
Stock-based compensation	17,982								$ 17,982
Stock-based compensation (Shares)							4,402,000
Tax withholding on stock-based compensation awards	(283)								(283)
Tax withholding on stock-based compensation awards (Shares)							(1,000)
Acquisition of variable interest entity	(2,020)				(499)				$ (2,519)
Acquisition of variable interest entity (Shares)							44,000	58,000	44,000
Conversion of Exchangeable Shares (Shares)							1,689,000	(1,689,000)
Conversion of Multiple Voting Shares to Subordinate Voting Shares (Shares)						(3,696,000)	3,696,000		3,696,000
Retirement of Treasury Shares	(8,987)	$ 8,987							$ (8,987)
Retirement of Treasury Shares (Shares)		645,000					(645,000)		(645,000)
Shares issued in connection with debt extinguishment	94,302								$ 94,302
Shares issued in connection with debt extinguishment (Shares)							34,988,000		34,988,000
Warrants issued in connection with debt extinguishment	47,049								$ 47,049
Warrants exercised	27								$ 27
Warrants exercised (Shares)							13,000		13,000
Net loss				(359,309)	(3,051)				$ (362,360)
Balance, Ending at Dec. 31, 2024	$ 1,518,670		$ 3,266	$ (1,142,410)	$ (14,676)				$ 364,850
Balance, Ending (Shares) at Dec. 31, 2024						0	108,759,747	8,013,860
Treasury stock, balance ending at Dec. 31, 2024									0